REPORTING ENTITY - Tabular disclosure (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary		Colombia	Colombia
Percentage of voting rights held		68.74%
Percentage of economic interest held		68.74%
Almaviva S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Logistics services.
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		95.81%
Percentage of economic interest held		65.85%
Megalnea S.A
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Technical and administrative services
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		94.90%
Percentage of economic interest held		65.23%
BAC Holding International Corp
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Holding company of BAC Credomatic Inc.
Country of incorporation of subsidiary		Panamá, Republic of Panamá
Percentage of voting rights held		100.00%
Percentage of economic interest held		68.74%
Multi Financial Holding
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Holding company of Multi Financial Group Inc. (MFG)
Country of incorporation of subsidiary		Panamá, Republic of Panamá
Percentage of voting rights held	100.00%	100.00%
Percentage of economic interest held		68.74%
Fiduciaria Bogota S.A
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Management of trust funds.
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		94.99%
Percentage of economic interest held		65.29%
Banco de Bogota Panama S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Commercial banking services.
Country of incorporation of subsidiary		Panamá, Republic of Panamá
Percentage of voting rights held		100.00%
Percentage of economic interest held		68.74%
BAC Credomatic Inc.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of BAC Holding International Corp).
Country of incorporation of subsidiary		Panamá, Republic of Panamá
Percentage of voting rights held		100.00%
Percentage of economic interest held		68.74%
Multi Financial Group Inc. (MFG)
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		It provides financial services mainly for corporate, investment, mortgage and consumer banking, as well as insurance, securities brokerage, factoring, leasing and real estate services.
Country of incorporation of subsidiary		Panamá, Republic of Panamá
Percentage of voting rights held	99.57%	99.57%
Percentage of economic interest held		68.44%
Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary		Colombia	Colombia
Percentage of voting rights held		72.27%
Percentage of economic interest held		72.27%
Banco de Occidente Panama. S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Commercial banking services.
Country of incorporation of subsidiary		Panamá, Republic of Panamá
Percentage of voting rights held		95.00%
Percentage of economic interest held		68.66%
Fiduciaria de Occidente S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Management of trust funds.
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		99.99%
Percentage of economic interest held		70.84%
Occidental Bank Barbados Ltd.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Commercial banking services.
Country of incorporation of subsidiary		Barbados
Percentage of voting rights held		100.00%
Percentage of economic interest held		72.27%
Banco Popular S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary		Colombia	Colombia
Percentage of voting rights held		93.74%
Percentage of economic interest held		93.74%
Alpopular S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Conservation and custody of documents; transportation of products at national and international levels.
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		71.10%
Percentage of economic interest held		66.65%
Fiduciaria Popular S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Management of trust funds.
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		94.85%
Percentage of economic interest held		88.91%
Banco Comercial AV Villas S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary		Colombia	Colombia
Percentage of voting rights held		80.39%
Percentage of economic interest held		79.87%
A Toda Hora S.A. ATH
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		ATM network services and maintenance and software development
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		100.00%
Percentage of economic interest held		78.90%
Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary		Colombia	Colombia
Percentage of voting rights held		55.12%
Percentage of economic interest held		39.98%	39.58%
Colombiana de Licitaciones y Concesiones S.A.S
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Infrastructure projects.
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		100.00%
Percentage of economic interest held		39.98%
Concesionaria Vial Del Pacifico S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Infrastructure projects.
Country of incorporation of subsidiary		Sabaneta Antioquia
Percentage of voting rights held		100.00%
Percentage of economic interest held		39.98%
CFC Gas Holding S.A.S
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Investment Company
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		100.00%
Percentage of economic interest held		39.98%
Estudios y Proyectos del Sol S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Infrastructure projects.
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		100.00%
Percentage of economic interest held		39.98%
Promigas S.A. E.S.P.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Transportation and distribution of natural gas.
Country of incorporation of subsidiary		Barranquilla, Colombia
Percentage of voting rights held		50.88%
Percentage of economic interest held		20.34%
Proyectos y Desarrollos Viales del Pacfico S.A.S
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Infrastructure projects.
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		100.00%
Percentage of economic interest held		39.98%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary		Colombia
Percentage of voting rights held		100.00%
Percentage of economic interest held		75.67%
Aportes en Lnea S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary		Technical and administrative services.
Country of incorporation of subsidiary		Bogotá, Colombia
Percentage of voting rights held		100.00%
Percentage of economic interest held		75.08%